Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	$ 215,187	$ 208,129
Cost of mine operations
Production costs	88,574	91,769
Depreciation and amortization	27,286	27,607
Mineral resource taxes	5,275	5,095
Government fees and other taxes	2,641	2,388
General and administrative	10,822	10,487
Cost of sales	134,598	137,346
Income from mine operations	80,589	70,783
Corporate general and administrative	14,095	13,249
Property evaluation and business development	807	438
Foreign exchange loss (gain)	337	(4,842)
(Gain) loss on investments	(7,677)	2,318
Share of loss in associates	2,692	2,901
Dilution (gain) loss on investment in associate	(733)	107
Impairment of investment in associate	4,251
Loss on disposal of plant and equipment	45	444
Impairment of mineral rights and properties		20,211
Other expense	2,851	2,210
Income from operations	63,921	33,747
Finance income	6,247	4,654
Finance costs	(213)	(3,258)
Income before income taxes	69,955	35,143
Income tax expense	20,277	14,043
Net income	49,678	21,100
Attributable to:
Equity holders of the Company	36,306	20,608
Non-controlling interests	13,372	492
Net income	$ 49,678	$ 21,100
Earnings per share attributable to the equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.21	$ 0.12
Diluted earnings per share (in Dollars per share)	$ 0.2	$ 0.12
Weighted Average Number of Shares Outstanding - Basic (in Shares)	176,997,360	176,862,877
Weighted Average Number of Shares Outstanding - Diluted (in Shares)	179,137,610	178,989,549